Leases - Schedule of Financing and Operating Lease Activities (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Finance leases:
Amortization of right-of-use assets – finance lease		$ 1,384
Total Finance lease Expenses		1,384
Operating lease:
Expenses related to a short-term lease	6,154	6,154
Total operating lease	6,154	6,154
Total lease expenses	6,154	7,538
Cash outflows related to operating lease:
Operating cash outflows – rental paid	$ 6,154	$ 6,154